Summary of Significant Accounting Policies - Summary of Basic and Diluted Net Income (Loss) Per Ordinary Share (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Common Class A [Member]
Allocation of net income (loss)—basic	$ 10,526,458	$ 1,303,686
Allocation of net income (loss)—diluted	$ 10,526,458	$ 1,303,149
Weighted average ordinary shares outstanding, basic	37,500,000	36,369,863
Weighted average ordinary shares outstanding, diluted	37,500,000	36,369,863
Basic net income (loss) per ordinary share	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.28	$ 0.04
Common Class B [Member]
Allocation of net income (loss)—basic	$ 2,631,614	$ 335,374
Allocation of net income (loss)—diluted	$ 2,631,614	$ 335,911
Weighted average ordinary shares outstanding, basic	9,375,000	9,356,164
Weighted average ordinary shares outstanding, diluted	9,375,000	9,375,000
Basic net income (loss) per ordinary share	$ 0.28	$ 0.04
Diluted net income (loss) per ordinary share	$ 0.28	$ 0.04